Subsequent Events (Details) - USD ($)			9 Months Ended
	Nov. 11, 2016	Mar. 22, 2016	Sep. 30, 2016
Warrant [Member]
Subsequent Events (Textual)
Shares of common stock that remained issuable upon the exercise			303,694
Warrants to purchase shares exchange cashless exercise basis			42,444
Common stock were issued			33,978
Decrease in carrying value of warrant liability			$ 430,000
Lincoln Park Capital Fund, LLC [Member]
Subsequent Events (Textual)
Purchase agreement common stock		$ 12,000,000
Issuance of common stock pursuant to equity line purchase agreement, shares		10,000
Purchase agreement remaining term		36 months
Ownership percentage		4.99%
Subsequent Events [Member]
Subsequent Events (Textual)
Stockholders' Equity, Reverse Stock Split	The exercise price per share of the common stock under those warrants (after giving effect to the one-for-ten reverse stock split effective October 7, 2016) was reduced from $5.10 per share to $0.80 per share.